Directors and Senior Management	12 Months Ended
Dec. 31, 2017
Disclosure Of Directors Remuneration [Line Items]
Directors and Senior Management

27 DIRECTORS AND SENIOR MANAGEMENT

.
Remuneration of Directors of the Company	$ million
	2017	2016	2015
Emoluments	11	10	12
Value of released awards under long-term incentive plans	5	8	1
Employer contributions to pension plans	1	1	1

Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2017, retirement benefits were accrued in respect of qualifying services under defined benefit plans by three Directors.

Further information on the remuneration of the Directors can be found in the Directors’ Remuneration Report on pages 94-117.

Directors and Senior Management expense	$ million
	2017	2016	2015
Short-term benefits	23	21	21
Retirement benefits	3	3	4
Share-based compensation	17	15	19
Termination and related amounts	3	4	—
Total	46	43	44

Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.

Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions. Prior to 2017, these included the 50% of annual bonuses delivered in cash, and share-based compensation included the appropriate proportion of the deferred element (under the Deferred Bonus Plan). Following shareholder approval at the 2017 AGM, the Deferred Bonus Plan has been removed and 50% of the bonus is delivered in shares subject to a three-year holding period.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Directors Remuneration [Line Items]
Directors and Senior Management

12 DIRECTORS AND SENIOR MANAGEMENT

See Note 27 to the Consolidated Financial Statements for the remuneration of Directors of the Company. In 2017, the Company recognised $25 million (2016: $22 million) in administrative expenses for the compensation of Directors and Senior Management.